Submission	Jun. 06, 2025
Submission [Line Items]
Central Index Key	0000818479
Registrant Name	DENTSPLY SIRONA INC.
Registration File Number	333-286281
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES